Annual Total Returns[BarChart] - PIMCO RAE PLUS Small Fund - Institutional	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	26.04%	39.73%	6.57%	(9.46%)	32.45%	12.89%	(12.29%)	21.53%	10.32%